Supplement dated October 27, 2021
to the
Prospectus and Statement of Additional Information dated April 30, 2021 as previously supplemented
for the
1919 Financial Services Fund

Mr. Mel Casey no longer serves as Portfolio Manager to the 1919 Financial Services Fund (the “Fund”). All references to Mr. Mel Casey in the Fund’s Prospectus and Statement of Additional Information are deleted in their entirety.
Portfolio Manager Mr. Charles King, CFA, will continue to manage the Fund.

Please retain this supplement with your Prospectus and Statement of Additional Information for future reference.